Expense Example {- Fidelity SAI Japan Stock Index Fund} - 10.31 Fidelity SAI International Small Cap/Japan Stock Index Funds Combo PRO-04 - Fidelity SAI Japan Stock Index Fund - Fidelity SAI Japan Stock Index Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141